THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 13, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
    CONFIDENTIAL TREATMENT (1) EXPIRED ON OR BEFORE MAY 15, 2003 FOR CERTAIN HOLDINGS AND (2) WAS DENIED FOR ONE HOLDING ON APRIL 24, 2003.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
---------------------------------------------
(City, State)

May 28, 2003
---------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $321,161 (thousands)

The 6 entries reported on the Information Table attached to this Amendment No.1 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Other confidential information, which was separately filed with the Securities and Exchange Commission, has been omitted from this public Form 13F. Including the positions previously reported publicly (but excluding any confidential information omitted from this public Form
13F), the Manager reports that as of September 30, 2002, it exercised investment discretion over an aggregate of 10 Section 13(f) securities valued at $365,740 (thousands).

List of Other Included Managers:

     None

                                                               AMENDMENT NO.1 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 9/30/02                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
*AT&T CORP                       COM.       001957-10-9   31,836  2,650,757 SH  SOLE               2,650,757
*COMCAST CORP A JAN 03 40 PUTS   PUTS.      200300-95-1      414        220 PTS SOLE                     220
**PENNZOIL-QUAKER STATE COMPANY  COM.       709323-10-9   86,746  3,943,000 SH  SOLE               3,943,000
#PHARMACIA CORP                  COM.       71713U-10-2  142,662  3,669,300 SH  SOLE               3,669,300
%PHILIP MORRIS COMPANY           COM.       718154-10-7    3,880    100,000 SH  SOLE                 100,000
*TRW INC.                        COM.       872649-10-8   55,623    950,000 SH  SOLE                 950,000

                                  Value Total:          $321,161

                                  Entry Total:                 6


# Confidential treatment expired on May 15, 2003

* Confidential treatment expired on February 14, 2003

** Confidential treatment expired on November 14, 2002

% Confidential treatment was denied on April 24, 2003
